INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) for other balance sheet items	$ 911	$ 0
Disposition	3	143
Deferred tax assets	1,745	1,691
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	634	402
Operating loss subject to future amortization	178
Deductible temporary differences for which no deferred tax liability is recognised	599	4,000
Deferred tax (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) for other balance sheet items	(917)	0
Disposition	3	143
Deferred tax (liabilities) | Foreign investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) for other balance sheet items	(880)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	174	102
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	32
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	672	570
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	24	24
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	685	758
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	685	758
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	548	341
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	114	142
Foreign countries | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 25	$ 0